INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Amortized cost	$ 763,254	$ 726,259
Held To Maturity Gross Unrealized Gain Accumulated In Investments	6,236	7,911
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	5,915	2,219
Held-to-Maturity Market Value	763,575	731,951
Amortized Cost	1,045,337	1,203,065
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	4,716	6,078
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	10,183	18,501
Investment securities, available for sale	1,039,870	1,190,642
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	207,000	70,200	$ 166,400
Available-for-sale Securities, Gross Realized Gains	1,200	1,500	900
Available-for-sale Securities, Gross Realized Losses	1,000	0	900
Proceeds from Sale of Held-to-maturity Securities	4,862	0	$ 0
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)	44
Securities Owned and Pledged as Collateral, Description	1,000,000	1,041,795
U.S. Treasuries
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	98	98
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1	1
Investment securities, available for sale	97	97
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Amortized cost	13,011	15,486
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	121
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	110	0
Held-to-Maturity Market Value	12,901	15,607
Amortized Cost	7,056	8,183
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0	157
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	40	0
Investment securities, available for sale	7,016	8,340
Mortgage-backed securities
Investment Holdings [Line Items]
Amortized cost	679,658	678,318
Held To Maturity Gross Unrealized Gain Accumulated In Investments	6,119	7,452
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	4,459	1,999
Held-to-Maturity Market Value	681,318	683,771
Amortized Cost	571,900	775,285
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	1,997	2,708
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	5,887	12,926
Investment securities, available for sale	568,010	765,067
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Amortized cost	70,585	27,646
Held To Maturity Gross Unrealized Gain Accumulated In Investments	117	338
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	1,346	99
Held-to-Maturity Market Value	69,356	27,885
Amortized Cost	96,934	73,815
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	1,461	2,491
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,514	671
Investment securities, available for sale	96,881	75,635
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	322,708	236,411
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	517	35
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	2,013	3,445
Investment securities, available for sale	321,212	233,001
Other securities
Investment Holdings [Line Items]
Amortized cost	0	4,809
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	121
Held-to-Maturity Market Value	0	4,688
Amortized Cost	46,641	109,273
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	741	687
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	728	1,458
Investment securities, available for sale	$ 46,654	$ 108,502